Related party transactions (Tables)	9 Months Ended
Sep. 30, 2020
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended		September 30,		December 31,
	September 30, 2020		September 30, 2019		2020		2019
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	182	19,965	106	19,929	54	3,989	35	360
Fresenius SE affiliates	2,997	77,560	2,947	76,802	1,010	7,340	2,003	6,416
Equity method investees	13,793	—	(50,992)	—	72,200	—	68,300	—
Total	16,972	97,525	(47,939)	96,731	73,264	11,329	70,338	6,776

Products
Fresenius SE	—	—	3	—	—	—	—	—
Fresenius SE affiliates	31,883	34,040	33,374	26,739	11,506	3,581	16,803	3,405
Equity method investees	—	365,682	—	353,843	—	66,123	—	36,262
Total	31,883	399,722	33,377	380,582	11,506	69,704	16,803	39,667
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €4,414 and €8,352 at September 30, 2020 and December 31, 2019, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the nine months ended			For the nine months ended
	September 30, 2020			September 30, 2019			September 30, 2020		December 31, 2019
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	6,033	556	627	3,620	342	2,815	60,932	61,397	30,336	30,820
Fresenius SE affiliates	9,946	972	263	9,384	1,055	392	83,483	84,634	91,879	92,126
Total	15,979	1,528	890	13,004	1,397	3,207	144,415	146,031	122,215	122,946
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.